Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
EBP, Tax Status
4. TAX STATUS OF THE PLAN

On June 30, 2020, the Internal Revenue Service ("IRS") issued an opinion letter stating that the non-standardized pre-approved Plan Document adopted by the Plan, as then designed, qualifies under Section 401(a) of the IRC. Although the non-standardized pre-approved Plan has been amended since receiving the opinion letter, the Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.

GAAP requires the Plan Administrator to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that at December 31, 2025, there were no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any periods in progress.